Warrant Liabilities (Details Narrative) - Rubicon [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Warrant liabilities	$ 1,600		$ 1,300
Other expense	330	$ 184	1,055	$ 427
Rubicon Technologies L L C [Member]
Warrant liabilities	$ 100		$ 100
Rubicon Technologies L L C [Member] | Warrant [Member]
Purchase of units	62,003		62,003
Exercise price	$ 0.01		$ 0.01
Warrant liabilities			$ 1,300
Other expense	$ 300		$ 600
Warrant agreements, description	The Company measured the fair value of the warrants as of March 31, 2022 and December 31, 2021, and recognized $0.1 million and $0.1 million of warrant liabilities in the condensed consolidated balance sheets, respectively. The impact to the condensed consolidated statement of operations from the changes in the fair value of the warrants was insignificant for the three months ended March 31, 2022. During the three months ended March 31, 2022 and the year ended December 31, 2021, none of the warrants issued to the lender of the Subordinated Term Loan were exercisable.		(i) the number of the Company’s common units worth $2.0 million if the Company consummates a SPAC transaction on or before the maturity date or (ii) 54,600 units of the Company’s common units in case the SPAC transaction is not consummated on or before the maturity date, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid or the tenth anniversary of the issuance date.